Wilson Bank Holding Company - Parent Company Financial Information - Statements of Changes in Stockholders' Equity - Parent Company Only - Additional Information (Detail)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Parent Company Only Financial Information [Line Items]
Cash dividends declared, per shares (in dollars per share) | $ / shares	$ 0.56	$ 0.49	$ 0.45
Shares of stock pursuant to dividend reinvestment plan	98,318	72,543	69,289
Shares of stock pursuant to exercise of stock options	5,120	7,633	6,144
Shares of stock pursuant to stock split	2,564,091
Stock split, conversion ratio	1.3333
Net change in fair value of available-for-sale securities, tax | $	$ (2,006)	$ (106)	$ 2,245
Repurchase of common shares			2,053
Common Stock
Parent Company Only Financial Information [Line Items]
Shares of stock pursuant to dividend reinvestment plan	98,318	72,543	69,289
Shares of stock pursuant to exercise of stock options	6,120	7,633	6,144
Shares of stock pursuant to stock split	2,564,091
Repurchase of common shares			2,053
Additional Paid-In Capital
Parent Company Only Financial Information [Line Items]
Shares of stock pursuant to dividend reinvestment plan	98,318	72,543	69,289
Shares of stock pursuant to exercise of stock options	6,120	7,633	6,144
Repurchase of common shares			2,053
Retained Earnings
Parent Company Only Financial Information [Line Items]
Cash dividends declared, per shares (in dollars per share) | $ / shares	$ 0.56	$ 0.49	$ 0.45
Net Unrealized Gain (Loss) On Available-For-Sale Securities
Parent Company Only Financial Information [Line Items]
Net change in fair value of available-for-sale securities, tax | $	$ (2,006)	$ (106)	$ 2,245
Wilson Bank Holding Company [Member]
Parent Company Only Financial Information [Line Items]
Cash dividends declared, per shares (in dollars per share) | $ / shares	$ 0.56	$ 0.49	$ 0.45
Shares of stock pursuant to dividend reinvestment plan	98,318	72,543	69,289
Shares of stock pursuant to exercise of stock options	5,120	7,633	6,144
Shares of stock pursuant to stock split	2,564,091
Net change in fair value of available-for-sale securities, tax | $	$ 2,006	$ 106	$ 2,245
Repurchase of common shares			2,053
Wilson Bank Holding Company [Member] | Common Stock
Parent Company Only Financial Information [Line Items]
Shares of stock pursuant to dividend reinvestment plan	98,318	72,543	69,289
Shares of stock pursuant to exercise of stock options	5,120	7,633	6,144
Shares of stock pursuant to stock split	2,564,091
Repurchase of common shares			2,053
Wilson Bank Holding Company [Member] | Additional Paid-In Capital
Parent Company Only Financial Information [Line Items]
Shares of stock pursuant to dividend reinvestment plan	98,318	72,543	69,289
Shares of stock pursuant to exercise of stock options	5,120	7,633	6,144
Shares of stock pursuant to stock split	2,564,091
Repurchase of common shares			2,053
Wilson Bank Holding Company [Member] | Retained Earnings
Parent Company Only Financial Information [Line Items]
Cash dividends declared, per shares (in dollars per share) | $ / shares	$ 0.56	$ 0.49	$ 0.45
Wilson Bank Holding Company [Member] | Net Unrealized Gain (Loss) On Available-For-Sale Securities
Parent Company Only Financial Information [Line Items]
Net change in fair value of available-for-sale securities, tax | $	$ 2,006	$ 106	$ 2,245